OPERATING LEASES	12 Months Ended
Dec. 31, 2018
OPERATING LEASES [Abstract]
OPERATING LEASES

27.  OPERATING LEASES

Certain of AltaGas’ revenues are obtained through power purchase agreements or take-or-pay contracts whereby AltaGas is the lessor in these operating lease arrangements. Minimum lease payments received are amortized over the term of the lease. Contingent rentals are recorded when the condition that created the present obligation to make such payments occurs such as when actual electricity is generated and delivered. The carrying value of property, plant, and equipment associated with these leases was $2.5 billion as at December 31, 2018  (December 31, 2017 - $3.0 billion). For the year ended December 31, 2018, the total revenue earned from minimum lease payments was $285.1 million (2017 - $290.8 million) and from contingent rentals was $167.1 million (2017 - $175.6 million).

The following table sets forth the future fixed minimum revenue related to the operating leases for the years ended December 31:

2019	194.4
2020	155.3
2021	111.9
2022	112.0
2023	104.2